Accounts Receivable, Net - Schedule of Movement of Allowance of Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowance of Credit Losses [Abstract]
Balance at beginning of the year	$ 7,909,571	$ 8,016,322	$ 8,047,527
Current year addition		113,854	196,717
Reversed	(116,271)		(74,564)
Foreign currency translation adjustments	343,100	(220,605)	(153,358)
Balance at end of the year	$ 8,136,400	$ 7,909,571	$ 8,016,322